UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,044,686)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Change in fair value of derivative warrant liabilities	1,678,500
Income from cash held in the Trust Account	(462,276)
Benefit from credit loss	(350,000)
Changes in operating assets and liabilities:
Prepaid expenses	(13,404)
Accounts receivable	350,000
Accounts payable	(120,748)
Working capital financing	50,000
Accrued expenses	331,237
Net cash provided by (used in) operating activities	418,623
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(434,801)
Net cash used in investing activities	(434,801)
Cash Flows from Financing Activities:
Proceeds from convertible promissory note-related party	578,534
Repayment of promissory note-related party	(480,000)
Net cash provided by financing activities	98,534
Net change in cash	82,356
Cash - beginning of the period	3,527
Cash - end of the period	85,883
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of Class A ordinary shares to redemption amount	$ 897,077